Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid expenses.
Schedule of company's prepaid expenses

	December 31,	December 31,	January 1,
	2023	2022	2022
	$	$	$

Research and development	—	—	563,768
Insurance	204,302	238,365	348,167
Investor relations conferences and services	25,309	66,305	49,715
Consulting	—	12,305	39,440
Administrative services and other	7,355	62,645	1,125
	236,966	379,620	1,002,215